Stock-Based Compensation - Stock Options (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Stock Options
Stock Based Compensation
Granted	0	0	0